Investments in Associates - Narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Feb. 27, 2008	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Investments in associates		R 165	R 111
Pamodzi
Disclosure of associates [line items]
Ownership interest (as a percent)	32.40%
Investments in associates	R 345
Rand Refinery
Disclosure of associates [line items]
Ownership interest (as a percent)		10.38%